TAXATION (Details 3) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Income tax CNY	Dec. 31, 2011 Income tax CNY	Dec. 31, 2010 Income tax CNY
Current deferred tax assets
Accrued expense		25,883	18,159
Allowance for doubtful accounts		50,228	3,500
Others			425
Current deferred tax assets		76,111	22,084
Less: valuation allowance on current deferred tax assets		(59,570)	(5,134)
Total current deferred tax assets, net		16,541	16,950
Non-current deferred tax assets
Tax loss carried forward		272,779	27,372
Impairment of long-lived tangible assets		33,485
Deferred advertising expense		25,234	12,186
Others		4,065	3,084
Non-current deferred tax assets		335,563	42,642
Less: valuation allowance on non-current deferred tax assets		(281,500)	(37,842)
Total non-current deferred taxes assets, net		54,063	4,800
Non-current deferred tax liabilities:
Unrecognized valuation surplus and deficit - Acquisition		164,140	156,021
Unrecognized valuation surplus and deficit - Decrease due to amortization and impairment		(67,063)	(10,794)
Tax nondeductible long-lived assets		46,629
Tax nondeductible long-lived assets - Decrease due to amortization and impairment		(11,862)
Total deferred tax liabilities	21,162	131,844	145,227
Movement of valuation allowance
Balance at beginning of the year				42,976	13,313	16,271
Allowance made during the year				298,094	32,668	7,099
Reversals					(3,005)	(10,057)
Balance at end of the year				341,070	42,976	13,313